BASIS OF CONSOLIDATION AND INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investments, opening balance	R$ 4,890,621
Capital increase	11,037
Dividends	(163,523)
Equity Income	431,562
Comprehensive income	175
Others	(60,578)
Investments, final balance	5,109,294
Equity interests	5,237,177	R$ 5,060,002
Investment Property	205,954	159,080	R$ 162,181	R$ 162,181
Total investments in the asset	5,443,131	R$ 5,219,082
M R S Logistica [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	2,054,898
Dividends	(106,747)
Equity Income	449,462
Comprehensive income	175
Others	(16,181)
Investments, final balance	2,381,607
Fair Value M R S [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	480,622
Investments, final balance	480,622
Fair Value M R S Amortization [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	(82,225)
Equity Income	(11,746)
Investments, final balance	(93,971)
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	1,184,514
Equity Income	(23,568)
Investments, final balance	1,160,946
Fair Value Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	659,106
Investments, final balance	659,106
Arvedi Metalferdo Brasil [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	25,782
Capital increase	11,037
Equity Income	(1,332)
Investments, final balance	35,487
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	18,482
Equity Income	5,311
Investments, final balance	23,793
Indirect Interest In Affiliates C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	216,307
Dividends	(56,776)
Equity Income	50,757
Others	(44,397)
Investments, final balance	165,891
Fair Value Indirect Participation C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	359,024
Equity Income	(39,315)
Investments, final balance	319,709
Fair Value Amortization Indirect Participation C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	(25,889)
Equity Income	1,993
Investments, final balance	(23,896)
Equity Interests Evaluated By The Cost Method [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	41,093
Capital increase	9,000
Investments, final balance	50,093
Investments At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	94,700
Others	(15,963)
Investments, final balance	78,737
Others [member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	33,588
Others	(34,535)
Investments, final balance	(947)
Other Participations [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	169,381
Capital increase	9,000
Others	(50,498)
Investments, final balance	127,883
Total Shareholdings [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	5,060,002
Capital increase	20,037
Dividends	(163,523)
Equity Income	431,562
Comprehensive income	175
Others	(111,076)
Investments, final balance	R$ 5,237,177